EXPENSES BY NATURE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Interest and other finance costs	$ 627.2	$ 489.3
Depreciation of property and equipment	1,004.4	1,008.7
Amortization of intangible assets	485.3	516.8
(Gain) loss on foreign exchange	(72.9)	217.7
(Gain) loss on sale of property and equipment	(13.1)	4.7
Gain on divestiture	580.5	4.9
Other	23.2	(7.2)
Total expenses by nature	7,261.8	7,141.3
Representation To Exclude Results Of GFL Infrastructure
Disclosure of attribution of expenses by nature to their function [line items]
Employee benefits	2,302.2	2,011.3
Transfer and disposal costs	1,465.1	1,415.2
Interest and other finance costs	627.2	489.3
Depreciation of property and equipment	1,004.4	1,003.9
Amortization of intangible assets	485.3	515.6
Other expenses	843.9	725.9
Transaction costs	78.4	55.0
Acquisition, rebranding and other integration costs	15.3	25.8
Maintenance and repairs	525.9	480.9
Fuel costs	374.7	405.4
(Gain) loss on foreign exchange	(72.9)	217.7
Share-based payments	124.8	55.1
(Gain) loss on sale of property and equipment	(13.1)	4.7
Gain on divestiture	(580.5)	(4.9)
Mark-to-market loss (gain) on Purchase Contracts	104.3	(266.8)
Other	(23.2)	7.2
Total expenses by nature	$ 7,261.8	$ 7,141.3